UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2007


Check here if Amendment           [    ]; Amendment Number:
This Amendment (Check only one.): [     ] is a restatement.

                               [    ] adds new holdings entries.



Institutional Investment Manager Filing this Report:

Name:	Capital Management Associates
Address:	140 Broadway
		44th Floor
		New York, NY  10005

13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name 	Ralph Scarpa
Title:	President
Phone:	212-320-2000

Signature, Place, and Date of Signing:



Ralph Scarpa, New York, New York, September 15, 2007

Report Type (Check only one.):

[X]	13F HOLDINGS REPORT.
[  ]	13F NOTICE.
[  ]	13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.



FORM 13F SUMMARY PAGE





Report Summary:

Number of Other Included Managers:

Form 13F Information Table Entry Total:

Form 13F Information Table Value Total:


  No. 13F File Number	Name
Capital Management Associates FORM 13F 30-Sep-07
Voting Authority -------------------------- Value Shares/ Sh/ Put/ Invstmt Other Name of Issuer Title ofCUSIP (x$1000)Prn Amt Prn
Call Dscretn ManagersSole Shared None

ACTIVISION INC. COM 004930202 1387 64264.99 SH Sole  64264.99
AFFILIATED COMPUTER SVCS-A COM 008190100 628 12500.00 SH Sole 12500.00 AVERY DENNISON CORP COM 053611109 1654 29000.00 SH Sole 29000.00
CAMECO CORP. COM 3321l108  2284 49400.00 SH Sole   49400.00
CAMERON INTERNATIONAL CORP COM 13342b105 3483 37745.00 SH Sole 37745.00 CEPHALON INC COM 156708109 731 10000.00 SH Sole 10000.00
CLOROX COMPANY COM 189054109 4590 75263.00 SH Sole  75263.00
CONAGRA INC COM 205887102 1184 45300.00 SH Sole  45300.00
DEAN FOODS CO NEW COM 242370104 448 17500.00 SH Sole  17500.00
DEL MONTE FOODS CO. COM 24522p103 2698 257000.00 SH Sole 257000.00
DELL INC. COM 24702r101 1656 60000.00 SH Sole  60000.00
DENTSPLY INTERNATIONAL INC COM 249030107 2015 48400.00 SH Sole 48400.00 DIEBOLD INC. COM 253651103 1199 26400.00 SH Sole 26400.00
EDISON INTERNATIONAL COM 281020107 1630 29400.00 SH Sole 29400.00
ENERGEN CORP COM 29265n108 2016 35300.00 SH Sole 35300.00
EXTERRAN HOLDINGS INC. COM 30225x103 1816 22600.00 SH Sole 22600.00 FLEXTRONICS INTL LTD COM Y2573F102 948 84800.00 SH Sole 84800.00
FLOWERS FOODS INC.COM 343498101 69658 3195315.66 SH Sole 3195315.66
FTI CONSULTING INC COM 302941109 1736 34500.00 SH Sole 34500.00
GARMIN LTD COM g37260109 1146  9600.00 SH Sole  9600.00
INTL RECTIFIER CORP COM 460254105 897 27200.00 SH Sole 27200.00
ION GEOPHYSCIAL CORPORATION COM 462044108 1514 109500.00 SH Sole 109500.00 KLA-TENCOR CORP COM 482480100 1361 24400.00 SH Sole 24400.00
LIFEPOINT HOSPITALS INC COM 53219L109 1666 55500.00 SH Sole 55500.00 PARKER HANNIFIN CORP COM 701094104 1789 16000.00 SH Sole 16000.00
QUEST DIAGNOSTICS INC COM 74834L100 1655 28650.00 SH Sole 28650.00 REPUBLIC SERVICES INC COM 760759100 1330 40650.00 SH Sole 40650.00
ROWAN COS INC COM 779382100 3856 105400.00SH Sole 105400.00
SCANA CORP COM 80589m102 1009 26050.00 SH Sole 26050.00
STERICYCLE INC. COM 858912108 2189 38300.00 SH Sole 38300.00
STERIS CORP COM 859152100 957 35000.00 SH Sole 35000.00
SUPERIOR ENERGY SERVICES INC. COM 868157108 2796 78900.00 SH Sole 78900.00 VERIFONE HOLDINGS INC COM 92342y109 1330 30000.00 SH Sole 30000.00